Quarterly Report
May 31, 2020
MFS®  Value Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 6.8%
Honeywell International, Inc.	7,413,638	$1,081,279,102
Lockheed Martin Corp.	1,452,391	564,166,760
Northrop Grumman Corp.	3,424,713	1,147,963,798
Raytheon Technologies Corp.	4,958,644	319,931,711
		$3,113,341,371
Alcoholic Beverages – 1.5%
Diageo PLC	19,184,930	$663,438,742
Automotive – 0.4%
Aptiv PLC	2,661,154	$200,517,954
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	1,080,491	$571,190,762
NASDAQ, Inc.	5,680,444	672,905,396
T. Rowe Price Group, Inc.	2,106,010	254,616,609
		$1,498,712,767
Business Services – 6.9%
Accenture PLC, “A”	5,946,642	$1,198,961,960
Cognizant Technology Solutions Corp., “A”	1,447,997	76,743,841
Equifax, Inc.	3,135,985	481,561,857
Fidelity National Information Services, Inc.	4,953,758	687,730,223
Fiserv, Inc. (a)	6,765,972	722,402,830
		$3,167,400,711
Cable TV – 3.0%
Comcast Corp., “A”	34,308,905	$1,358,632,638
Chemicals – 1.5%
PPG Industries, Inc.	6,914,050	$702,951,464
Construction – 3.4%
Masco Corp.	7,803,533	$364,034,814
Otis Worldwide Corp.	2,479,321	130,536,251
Sherwin-Williams Co.	992,989	589,686,518
Stanley Black & Decker, Inc.	3,582,312	449,401,040
		$1,533,658,623
Consumer Products – 1.3%
Colgate-Palmolive Co.	1,398,221	$101,133,325
Kimberly-Clark Corp.	1,719,211	243,165,204
Reckitt Benckiser Group PLC	2,721,097	243,405,804
		$587,704,333
Electrical Equipment – 0.9%
Johnson Controls International PLC	13,175,902	$413,855,082
Electronics – 4.4%
Analog Devices, Inc.	2,806,465	$316,990,222
Intel Corp.	5,927,199	372,998,633
NXP Semiconductors N.V.	3,484,635	334,873,423
Texas Instruments, Inc.	8,381,608	995,232,134
		$2,020,094,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.6%
ConocoPhillips	8,488,293	$358,036,199
EOG Resources, Inc.	4,458,198	227,234,352
Pioneer Natural Resources Co.	1,344,657	123,170,581
		$708,441,132
Energy - Integrated – 1.2%
Chevron Corp.	3,190,221	$292,543,265
Suncor Energy, Inc.	14,374,971	247,126,095
		$539,669,360
Food & Beverages – 3.8%
Archer Daniels Midland Co.	6,216,926	$244,387,361
Danone S.A.	2,766,111	189,610,740
J.M. Smucker Co.	1,255,187	143,003,455
Nestle S.A.	8,079,712	874,785,185
PepsiCo, Inc.	2,041,403	268,546,565
		$1,720,333,306
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	2,085,773	$184,590,911
Health Maintenance Organizations – 2.4%
Cigna Corp.	5,630,526	$1,111,015,390
Insurance – 8.2%
AON PLC	5,839,681	$1,150,125,173
Chubb Ltd.	7,430,785	906,109,923
Marsh & McLennan Cos., Inc.	8,548,514	905,458,603
Travelers Cos., Inc.	7,076,848	757,081,199
		$3,718,774,898
Machinery & Tools – 4.1%
Carrier Global Corp. (a)	4,958,644	$101,503,443
Eaton Corp. PLC	6,613,837	561,514,761
Illinois Tool Works, Inc.	4,913,324	847,351,857
Trane Technologies PLC	4,056,552	365,941,556
		$1,876,311,617
Major Banks – 7.2%
Goldman Sachs Group, Inc.	3,753,474	$737,520,107
JPMorgan Chase & Co.	18,497,942	1,800,034,736
PNC Financial Services Group, Inc.	4,253,478	485,066,631
State Street Corp.	4,614,398	281,293,702
		$3,303,915,176
Medical & Health Technology & Services – 1.0%
McKesson Corp.	2,798,370	$444,017,368
Medical Equipment – 8.9%
Abbott Laboratories	7,678,587	$728,851,478
Boston Scientific Corp. (a)	9,714,504	369,054,007
Danaher Corp.	5,069,271	844,591,241
Medtronic PLC	13,308,709	1,311,972,533
Thermo Fisher Scientific, Inc.	2,251,966	786,364,008
		$4,040,833,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.7%
American Express Co.	3,954,037	$375,910,298
Citigroup, Inc.	17,677,436	846,925,959
Moody's Corp.	1,035,845	276,995,311
Truist Financial Corp.	12,255,931	450,773,142
U.S. Bancorp	17,692,710	629,152,768
		$2,579,757,478
Pharmaceuticals – 8.3%
Johnson & Johnson	13,121,598	$1,951,837,703
Merck & Co., Inc.	8,415,276	679,281,079
Pfizer, Inc.	24,084,055	919,770,060
Roche Holding AG	726,229	252,091,456
		$3,802,980,298
Railroad & Shipping – 2.0%
Canadian National Railway Co.	3,171,257	$272,854,952
Union Pacific Corp.	3,708,757	629,969,464
		$902,824,416
Real Estate – 0.4%
Public Storage, Inc., REIT	819,718	$166,189,627
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	6,381,649	$323,741,054
Telephone Services – 0.5%
Verizon Communications, Inc.	3,996,958	$229,345,450
Tobacco – 0.7%
Philip Morris International, Inc.	4,365,872	$320,280,370
Utilities - Electric Power – 7.7%
American Electric Power Co., Inc.	3,383,143	$288,412,941
Dominion Energy, Inc.	3,439,481	292,390,280
Duke Energy Corp.	12,837,766	1,099,297,902
FirstEnergy Corp.	14,501,492	612,833,052
Southern Co.	15,888,458	906,754,298
Xcel Energy, Inc.	4,469,444	290,647,943
		$3,490,336,416
Total Common Stocks		$44,723,665,631
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.19% (v)	731,168,690	$731,241,806

Other Assets, Less Liabilities – 0.2%		102,362,840
Net Assets – 100.0%		$45,557,270,277
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $731,241,806 and $44,723,665,631, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$41,645,479,234	$—	$—	$41,645,479,234
Switzerland	—	1,126,876,641	—	1,126,876,641
United Kingdom	—	906,844,546	—	906,844,546
Canada	519,981,047	—	—	519,981,047
Netherlands	334,873,423	—	—	334,873,423
France	—	189,610,740	—	189,610,740
Mutual Funds	731,241,806	—	—	731,241,806
Total	$43,231,575,510	$2,223,331,927	$—	$45,454,907,437
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,132,119	$3,465,232,972	$3,187,043,486	$(75,358)	$(4,441)	$731,241,806
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,700,927	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.